Disposal of Subsidiaries	12 Months Ended
Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
Disposal of subsidiaries

Note 11 – Disposal of subsidiaries

The Company disposed of 100% equity interests of HY and its subsidiary to a related party for $1,379,000 consideration on June 3, 2025 and resulted in a total recorded loss of $852,040 for the Company for the year ended December 31. 2025. The disposal represented a strategic shift in the Company’s strategy and had a major effect on the Company’s operations and financial results.